Capital Management	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Capital Management [Text Block]
13. Capital Management
(a)Share capital and share premium
At the date of these consolidated financial statements, the total authorized share capital of the Group was US$3,000,000, divided into 1,500,000,000 shares par value US$0.002 each, of which:
•1,000,000,000 shares are designated as Class A common shares; and
•250,000,000 shares are designated as Class B common shares.
The remaining 250,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions.
The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion and transfer restrictions applicable to the Class B Common Shares. Each Class A Common Share is entitled to one vote while Class B Common Shares are entitled to five votes each. Each Class B Common Share is convertible into one Class A Common Share automatically upon transfer, subject to certain exceptions. Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters unless otherwise required by law.
Authorized shares, as well as issued and fully paid-up shares, are presented below:

	2025		2024
	Amount	US$	Amount	US$
Issued and Fully Paid Up Shares of US$0.002 each
Class A Common Shares	165,877,764	332	151,420,944	302
Class B Common Shares	129,054,192	258	134,054,192	268
	294,931,956	590	285,475,136	570
Share Capital evolution
Share Capital as of January 1	285,475,136	570	295,991,665	591
i) Issue of common shares at US$0.002	1,299,314	3	1,067,176	2
ii) Warrant exercise (See Note 2.11.2)	8,157,506	17	—	—
iii) Repurchase of shares	—	—	(11,583,705)	(23)
Share capital as of December 31	294,931,956	590	285,475,136	570
(b)Share Premium
As of December 31, 2025 and 2024, dLocal issued 1,299.314 and 1,067.176 new Class A Common Shares receiving total proceeds of US$4,371 and US$1,853, respectively, related to the exercise of share-options.
(c)Treasury Shares
On May 13, 2024, the Board of Directors of Dlocal approved a share buyback program. The Company is authorized, but not obligated to purchase up to US$200 million of its Class A common shares from May 15, 2024, to May 31, 2025.
On August 13, 2025, the Board of Directors approved the cancellation of 18,754,887 Class A common shares held in treasury. The total amount of US$200,980 related to these shares was deducted for an amount of US$198,956 from the Share Premium until it was fully utilized, and the remaining US$2,024 was charged to Retained Earnings.
(d)Capital reserve
The Capital Reserve corresponds to reserves related to share-based payment plans, as described in Note 2.11. Share-based payments and warrants contracts of the Annual Financial Statements. As of December 31, 2025, the net effect of share-based payments amounts to US$9,203 comprising US$24,136 in share-based expenses and US$12,766 related to the exercise and vesting of share-based plans.
(e)Other Reserves
The reserves for the Group relate to cumulative translation adjustment representing differences on conversion of assets and liabilities at the reporting date.
(f)Earnings per share
The Group calculates basic and diluted earnings per share as discussed in Note 2.13. Equity. The calculations performed to derive basic and diluted EPS during the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Profit attributable to common shareholders (U.S. Dollars)	196,800,820	120,416,000	148,964,000
Weighted average number of common shares	290,969,221	290,014,019	291,982,305
Adjustments for calculation of diluted earnings per share(1)	10,773,576	15,122,271	10,976,123
Weighted average number of common shares for calculating diluted earnings per share	301,742,797	305,136,290	302,958,428
Basic earnings per share	0.68	0.42	0.51
Diluted earnings per share	0.65	0.39	0.49
(1)As of December 31, 2025, reflects to the dilutive effect of i) 3,305,330 average shares related to share-based payments (8,129,577 and 8,560,918 , respectively for the year ended December 31, 2024 and December 31, 2023); and ii) 7,468,246 average shares related to share-based payment plans with employees (6,992,694 and 2,415,205 , respectively for the years ended December 31, 2024 and 2023).